Supplement dated March 31, 2025
to the Prospectus and Summary Prospectus, as supplemented (as applicable) of each of the following funds
(each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Short Duration Municipal Bond Fund	9/1/2024
Columbia Funds Series Trust II
Columbia Ultra Short Duration Municipal Bond Fund	1/1/2025
Effective immediately, the following changes are hereby made to each Fund's Prospectus and Summary Prospectus.
The information under the subsection “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Paul Fox, CFA	Senior Portfolio Manager	Co-Portfolio Manager	August 2024
Douglas Rangel, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2022
Catherine Stienstra*	Senior Portfolio Manager	Co-Portfolio Manager	2012/2022**
Travis Bates	Portfolio Manager	Co-Portfolio Manager	March 2025
* Ms. Stienstra has announced her decision to retire as Senior Portfolio Manager, effective June 30, 2025. At that time, Ms. Stienstra will cease to serve as a portfolio manager of the Fund.
** Ms. Stienstra has managed Columbia Short Duration Municipal Bond Fund and Columbia Ultra Short Duration Municipal Bond Fund since 2012 and 2022, respectively.
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Paul Fox, CFA	Senior Portfolio Manager	Co-Portfolio Manager	August 2024
Douglas Rangel, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2022
Catherine Stienstra*	Senior Portfolio Manager	Co-Portfolio Manager	2012/2022**
Travis Bates	Portfolio Manager	Co-Portfolio Manager	March 2025
* Ms. Stienstra has announced her decision to retire as Senior Portfolio Manager, effective June 30, 2025. At that time, Ms. Stienstra will cease to serve as a portfolio manager of the Fund.
** Ms. Stienstra has managed Columbia Short Duration Municipal Bond Fund and Columbia Ultra Short Duration Municipal Bond Fund since 2012 and 2022, respectively.
Mr. Fox joined one of the Columbia Management legacy firms or acquired business lines in 1999. Mr. Fox began his investment career in 1990 and earned a B.S. in Finance from the University of Massachusetts and an M.B.A. from Suffolk University.
Mr. Rangel joined the Investment Manager in 2019. Prior to joining the Investment Manager, he was a senior director for client portfolio management at Galliard Capital Management, a wholly-owned subsidiary of Wells Fargo. Mr. Rangel began his investment career in 2000 and earned a B.A. in Business Management from Greenville University and an M.B.A. from the University of St. Thomas.
Ms. Stienstra joined the Investment Manager in 2007 as a senior portfolio manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.
Mr. Bates joined one of the Columbia Management legacy firms or acquired business lines in 2008. He has been a member of the investment community since 2005. He earned a B.S. in accounting from Bentley University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_169_(03/25)